Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement of financial position details

(a)       Statement of financial position details

	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	696,728	(205,671)	491,057	671,904	(188,129)	483,775
Concession agreements – economic value	1,497,968	(816,527)	681,441	1,446,261	(711,596)	734,665
Program contracts	24,804,170	(7,652,149)	17,152,021	23,160,119	(6,799,812)	16,360,307
Program contracts – commitments	1,709,757	(391,800)	1,317,957	1,709,757	(338,834)	1,370,923
Services contracts – São Paulo	22,834,803	(6,676,032)	16,158,771	20,579,676	(5,707,072)	14,872,604
Software license of use	1,133,833	(535,099)	598,734	978,085	(437,460)	540,625
Right of use – other assets	173,715	(69,862)	103,853	141,782	(99,106)	42,676
Total	52,850,974	(16,347,140)	36,503,834	48,687,584	(14,282,009)	34,405,575

The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below:

(b)       Changes

	December 31, 2020	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2021
Intangible right arising from:
Concession agreements – equity value (*)	483,775	—	24,656	467	(148)	(17,693)	491,057
Concession agreements – economic value	734,665	—	52,275	(14)	(242)	(105,243)	681,441
Program contracts (*)	16,360,307	17,690	1,640,733	13,744	(8,840)	(871,613)	17,152,021
Program contracts – commitments	1,370,923	—	—	—	—	(52,966)	1,317,957
Services contracts – São Paulo	14,872,604	14,950	2,307,851	(13,827)	(13,745)	(1,009,062)	16,158,771
Software license of use	540,625	—	155,748	—	—	(97,639)	598,734
Right of use – Other assets	42,676	140,321	—	—	(4,103)	(75,041)	103,853
Total	34,405,575	172,961	4,181,263	370	(27,078)	(2,229,257)	36,503,834

(*)	As of December 31, 2021, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 245,681 - R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts (R$ 269,561 as of December 31, 2020 – R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts).

	December 31, 2019	Addition	Contract renewal	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2020
Intangible right arising from:
Concession agreements – equity value (*)	1,494,853	1	(1,031,830)	47,154	1,440	(858)	(26,985)	483,775
Concession agreements – economic value	712,852	—	—	113,320	(1,403)	(42)	(90,062)	734,665
Program contracts (*)	13,819,700	303,472	1,031,830	2,075,268	(51,570)	(5,423)	(812,970)	16,360,307
Program contracts – commitments	1,364,875	58,323	—	—	—	—	(52,275)	1,370,923
Services contracts – São Paulo	14,390,763	20,940	—	1,382,656	(23,645)	(9,990)	(888,120)	14,872,604
Software license of use	471,706	—	—	70,016	78,169	—	(79,266)	540,625
Right of use – Other assets	70,698	28,549	—	—	—	—	(56,571)	42,676
Total	32,325,447	411,285	—	3,688,414	2,991	(16,313)	(2,006,249)	34,405,575

(*)	As of December 31, 2020, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 269,561 - R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts (R$ 292,824 as of December 31, 2019 – R$ 87,266 recognized as concession agreements – equity value and R$ 205,558 recognized as program contracts).
	December 31, 2018	First-time adoption of IFRS 16	Addition	Contract renewal	Transfer to indemnities receivable	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2019*
Intangible right arising from:
Concession agreements – equity value (*)	4,073,344	—	2	(2,690,660)	(4,345)	131,809	76,804	(8,311)	(83,790)	1,494,853
Concession agreements – economic value	1,232,009	—	2,034	(532,173)	—	89,041	1,956	(569)	(79,446)	712,852
Program contracts (*)	8,777,929	—	1,338,443	3,223,773	—	970,534	137,283	(10,312)	(617,950)	13,819,700
Program contracts – commitments	1,079,551	—	331,328	—	—	—	—	—	(46,004)	1,364,875
Services contracts – São Paulo	13,391,452	—	3,867	(940)	—	2,054,940	(228,583)	(20,739)	(809,234)	14,390,763
Software license of use	458,175	—	—	—	—	81,993	(991)	—	(67,471)	471,706
Right of use – Other assets	—	64,955	48,278	—	—	—	—	—	(42,535)	70,698
Total	29,012,460	64,955	1,723,952	—	(4,345)	3,328,317	(13,531)	(39,931)	(1,746,430)	32,325,447

(*)	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 – R$ R$ 98,077 recognized as concession agreements – equity value and R$ 217,640 recognized as program contracts).

As of June 30, 2020, a contract was signed for the provision of treatment services and final disposal of solid waste and collection of garbage tax in the Municipality of Diadema for 40 years. In order to reach the best operationalization format, treatment services and final disposal of solid waste are in the study phase and, based on contractual provision, are subject to a partnership between SABESP and a private party, which will occur by means of a public call.

(c)       Intangible arising from concession agreements

The Company operates public utility service concession agreements for water supply and sewage services mostly based on agreements that set out rights and obligations relative to the exploration of assets related to the public utility service (See Note 3.9 (a)). The agreements provide for the return of the assets to the concession grantor at the end of the concession period.

As of December 31, 2021 and 2020, the Company operated in 375 municipalities in the State of São Paulo (372 as of December 31, 2019). Most of these contracts have a 30-year concession period, except for the contracts with the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which were signed for a period of 40 years.

The services provided by the Company are billed at a price regulated and controlled by São Paulo State Sanitation and Energy Regulatory Agency (ARSESP).

Intangible rights arising from concession agreements include:

(i) Concession agreements – equity value

These refer to municipalities assumed until 2006, except for the municipalities assumed by economic value through assets valuation report prepared by independent experts. The amortization of assets is calculated according to the straight-line method, which considers the assets useful life.

(ii)	Concession agreements – economic value

From 1999 through 2006, the negotiations for new concessions were conducted on the basis of the economic and financial result of the transaction, determined in a valuation report issued by independent appraisers.

The amount determined in the related contract, after the transaction is closed with the municipal authorities, realized through the subscription of the Company's shares or in cash, is recorded as "concession agreements" and amortized over the period of the related concession (usually 30 years). As of December 31, 2021 and 2020 there were no amounts pending related to these payments to the municipalities.

Intangible assets are amortized on a straight-line basis over the period of the concession agreements or for the useful lives of the underlying assets, whichever is shorter.

(iii) Program contracts

These refer to the renewal of contracts previously referred to as concession agreements whose purpose is to provide sanitation services. The amortization of the assets acquired until the dates of signatures of the program contracts is calculated according to the straight-line method, which considers the assets’ useful lives. Assets acquired or built after the signature dates of program contracts are amortized during the contracted period (mostly, 30 years) or during the useful lives of underlying assets, whichever is shorter.

(iv) Program contracts - Commitments

After the enactment of the regulatory framework in 2007, renewals of concessions started to be made through of program contracts. In some of these program contracts, the Company undertook the commitment to financially participate in social and environmental actions. The assets built within the program contracts are recorded as intangible assets and are amortized by the straight-line method in accordance with the duration of the program contract (mostly, 30 years).

As of December 31, 2021 and 2020, the amounts not yet disbursed were recorded under “program contract commitments”, in current liabilities, totaling R$ 77,652 and R$ 162,541, respectively, and in noncurrent liabilities, totaling R$ 44,995 and R$ 68,939, respectively.

(v) Services agreement with the Municipality of São Paulo

On June 23, 2010, the Company entered into an agreement with the State of São Paulo and the Municipality of São Paulo to regulate the provision of water and sewage services in the municipality of São Paulo for a 30-year period, which is extendable for an another 30-year period.

Also on June 23, 2010, an agreement was signed between the state and municipal government, and SABESP and the Sanitation and Energy Regulatory Agency of the State of São Paulo (“ARSESP”) are the consenting and intervening parties, whose main aspects are the following:

1. The State and the Municipality of São Paulo grant to SABESP the right to explore the sanitation services in the capital of the State of São Paulo, which consists of the obligation to provide such service and charge the respective tariff for this service;

2. The State and the Municipality sets forth ARSESP as the agency responsible for regulating the tariff, controlling and monitoring the services.

3. The evaluation model of the contract was the discounted cash flow, which considered the financial and economic sustainability of SABESP’s operations in the metropolitan region of São Paulo;

4. All operating costs, taxes, investments and the opportunity cost of investors and the creditors of SABESP’s were considered in the cash flow analysis;

5. The agreement provides for investments established in the agreement comply with the minimum of 13% of the gross revenue from the municipality of São Paulo, net of the taxes on revenues. Investment plans referring to SABESP’s execution shall be compatible with the activities and programs foreseen in the state, municipal sanitation plans, and where applicable, the metropolitan plan. The investment plan is not definite and will be revised by Managing Committee every four years, especially as to investments to be made in the following period;

6. The payment related to the Municipal Fund of Environmental Sanitation and Infrastructure to be applied in the sanitation service within the municipality must be recovered through the tariffs charges. Such payment represents 7.5% of the total revenue from the municipality of São Paulo, net of the taxes on revenue and delinquency in the period, recognized in profit or loss, as operating cost;

7. The opportunity cost of the investors and the creditors was established by the Weighted Average Cost of Capital (WACC) methodology. The WACC was the interest rate used to discount the cash flow of the operation; and

8. The agreement considers the recovery of net assets in operation, preferably evaluated through equity valuation or carrying amount monetarily restated, as defined by ARSESP. In addition, the agreement provides for the remuneration of investments to be made by SABESP, so that there is no residual value at the end of the agreement.

Referring to the recovery through tariff, mentioned in item 6 above, of transfer to the Municipal Fund of Environmental Sanitation and Infrastructure, ARSESP issued in April 2013, the Resolution no. 413, postponing the application of Resolution no. 407 until the conclusion of the tariff revision process, the transfer to the bill of services of amounts referring to the municipal charges which were stipulated in Resolution no. 407. The postponement to apply Resolution no. 407 was due to a request by the São Paulo State Government to analyze, among other things, methods to reduce the impact on consumers.

As of April 18, 2014, ARSESP Resolution no. 484 was published with the final results of SABESP’s Tariff Revision, however, both the São Paulo Municipal Government, through Official Letter no. 1,309/2014-SGM/GAB and the São Paulo State Government through a petition filed by the São Paulo State Office, through the Official Letter ATG/Official Letter no. 092/2014-CC, requested a postponement of the effects of ARSESP Resolution no. 413, published in the São Paulo State Official Gazette on March 20, 2013, until the conclusion of the revision of the Agreement entered into between the São Paulo Municipal Government, the São Paulo State and SABESP.

On May 9, 2018, ARSESP announced the final result of the Second Ordinary Tariff Revision and, as of this revision cycle, ARSESP has been passing-on on the tariffs up to 4% of municipal revenue, which is transferred from SABESP to the Municipal Fund for Environmental Sanitation and Infrastructure legally created. Under the Second Ordinary Tariff Revision, concluded in May 2018, the only contract providing for that transfer and meeting the requirements of ARSESP was the one executed with the municipality of São Paulo. Accordingly, 4% of the funds transferred to the Municipal Fund for Environmental Sanitation and Infrastructure of São Paulo were passed-on to the tariffs of the tariff cycle ended in April 2021.

The Municipal Government of São Paulo and the Company have not reached an agreement to define the percentage of the Municipal Fund for Environmental Sanitation and Infrastructure transfer to the tariffs charged by the Company in the Municipality of São Paulo, which led to the filing by the municipality claiming the percentage provided for in the contract between the parties. The municipality required the suspension of the lawsuit and SABESP has not yet been summoned.

At the time of execution of the agreement, the municipality of São Paulo and the Company did not conclude an agreement to settle the pending financial issues existing, related to the rendering water supply and sewage services to the properties of the Municipality, and for that reason, the Company filed lawsuits for collection of the aforementioned amounts, which remain in progress and are recorded under allowance for doubtful accounts.

The agreement represents 44.45% of the total revenue of the Company as of December 31, 2021 (44.58% as of December 31, 2020), and ensures the judicial and assets security.

(d)       Public-Private Partnership - PPP

SABESP carries out operations related to the PPPs mentioned below. These operations and their respective obligations and guarantees are supported by agreements executed according to Law 11,079/2004.

Alto Tietê Production System

The Company and the special purpose entity CAB-Sistema Produtor Alto Tietê S/A (currently SPAT Saneamento S/A), formed by Galvão Engenharia S.A. and Companhia Águas do Brasil – Cab Ambiental, signed in June 2008 the contract of Public-Private Partnership of Alto Tietê production system.

The service contract is valid for 15 years and has the purpose of expanding the capacity of the Taiaçupeba Water Treatment Station, from 10 thousand to 15 thousand of liters per second. The operation started in October 2011.

As of December 31, 2021 and 2020, the carrying amounts related to this PPP recorded in intangible assets were R$ 269,062 and R$ 287,645, respectively. In 2020 and 2019, a discount rate of 8.20% p.a. was used to calculate the present value adjustment of this contract.

SABESP monthly transfers funds from tariffs collected for services provided to the SPE CAB Sistema Produtor Alto Tietê S/A, in the amount of R$ 13,265, corresponding to monthly remuneration. This amount is annually adjusted by the IPC – FIPE and is monthly recorded in a restricted account, as established in the contracts. If SABESP complies with its monthly obligations with the SPE, the funds from the restricted account will be released.

The guarantee has been effective since the beginning of the operation and will be valid until the end, termination, intervention, annulment or caducity of the Administrative Concession, or other events of extinction provided for in the Concession Agreement or in the legislation applicable to administrative concessions, including in the event of bankruptcy or dissolution of the SPE.

São Lourenço Production System

In August 2013, the Company and the special purpose entity Sistema Produtor São Lourenço S/A, formed by of Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A, signed the Public-Private Partnership agreements of the São Lourenço Production System.

In May 2018, the control of SPE Sistema Produtor São Lourenço S/A was transferred to CGGC Construtora do Brasil Ltda, previously formed of Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A.

The objective of the contract is: a) the construction of a water production system, mainly consisting of a water pipeline connecting Ibiúna to Barueri, a water collection station in Ibiúna, a water treatment station in Vargem Grande Paulista and water reservoirs; and b) the provision of services for a 25-year term, aiming at rendering services to operate the dehydration system, drying and final disposal of sludge, maintenance and works of the São Lourenço Production System.

The works started in April 2014 and The São Lourenço Production System (SPSL) PPP started operating on July 10, 2018.

Since the beginning of operations, the Company monthly transfers funds from tariffs collected for services provided to the SPE Sistema Produtor São Lourenço S/A, in the amount of R$ 36,519, corresponding to monthly remuneration plus any interests and charges. This amount is annually adjusted by the IPC – FIPE and is monthly recorded in a restricted account, as established in the contracts. If the Company complies with its monthly obligations with the SPE, the funds from the restricted account will be released.

The guarantee will become effective as of the beginning of the system’s appropriate operation, duly accepted by SABESP, valid until the occurrence of any of the following events, whichever occurs first: (i) the original payment date of the last installment of interest / amortization of the principal taken out by the SPE to execute the works; (ii) the end, termination, intervention, annulment, caducity of the Administrative Concession, or other extinction events provided for in the Concession Agreement or in the law applicable to administrative concessions, including bankruptcy or extinction of the SPE.

As of December 31, 2021 and 2020, the carrying amounts recorded in the Company’s intangible assets, related to this PPP, amounted to R$ 2,895,798 and R$ 3,065,445, respectively. Intangible assets are accrued for based on the physical evolution of the construction, with a counter-entry in the Private-Public Partnership (PPP) liabilities account. In 2021, a discount rate of 7.80% p.a. was used to calculate the adjustment to present value of the agreement.

The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below:

	December 31, 2021			December 31, 2020
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	69,442	102,873	172,315	59,429	149,726	209,155
São Lourenço	73,315	2,814,555	2,887,870	70,778	2,895,340	2,966,118
Total	142,757	2,917,428	3,060,185	130,207	3,045,066	3,175,273

The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below:

The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below:

	December 31, 2021			December 31, 2020
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	69,442	102,873	172,315	59,429	149,726	209,155
São Lourenço	73,315	2,814,555	2,887,870	70,778	2,895,340	2,966,118
Total	142,757	2,917,428	3,060,185	130,207	3,045,066	3,175,273

Right of use

(g) Right of use

Nature	December 31, 2021	December 31, 2020

Leases - Contract Assets	276,893	276,893

Leases - Concession Agreements and Program Contracts
Cost	405,446	405,426
Accumulated amortization	(159,765)	(135,865)
(=) Net	245,681	269,561

Other assets (*)
Vehicles	142,003	115,208
Properties	6,570	15,508
Equipment	9,841	4,541
Other assets	15,301	6,525
Accumulated amortization	(69,862)	(99,106)
(=) Net	103,853	42,676

Right of use	626,427	589,130

The table below shows the impact in the income statements:

The table below shows the impact in the income statements:

Impact in the income statement
	December 31, 2021	December 31, 2020	December 31, 2019

Right-of-use amortization	(75,041)	(79,834)	(65,413)
Financial result – interest expenses	(68,730)	(62,956)	(54,791)
Short-term and low-value lease expenses	(22,467)	(13,845)	(51,855)
Decrease of the income of the year	(166,238)	(156,635)	(172,059)